Equity (Schedule of Share Capital) (Details) - shares	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Jul. 15, 2024	May 31, 2023	May 30, 2023	Feb. 07, 2023	Sep. 26, 2022
Disclosure of classes of share capital [abstract]
Authorized number of shares	20,000,000		20,000,000		20,000,000	12,857,143
Issued and outstanding number of shares	12,835,185	1,734,105	10,793,057	1,453,488			1,964,286	1,082,223